Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Net income	$ 59,067	$ 63,351	$ 62,895
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Proceeds from sales of loans held for sale	356,207	549,079	1,283,741
Disbursements for loans held for sale	(334,174)	(514,244)	(1,210,897)
Provision for credit losses	6,210	5,341	(1,928)
Deferred income tax (benefit) expense	215	(359)	1,912
Net deferred loan fees (costs)	1,244	(4,155)	(7,857)
Net depreciation, amortization of intangible assets and premiums and accretion of discounts on securities, loans and interest bearing deposits - time	10,019	10,827	12,130
Net gains on mortgage loans	(7,436)	(6,431)	(35,880)
Net (gains) losses on securities available for sale	222	275	(1,411)
Share based compensation	2,229	2,143	1,947
Increase in accrued income and other assets	(14,617)	(25,843)	(11,669)
Increase (decrease) in accrued expenses and other liabilities	(3,597)	14,648	17,171
Total Adjustments	16,522	31,281	47,259
Net Cash From Operating Activities	75,589	94,632	110,154
CASH FLOW USED IN INVESTING ACTIVITIES
Proceeds from the sale of securities available for sale	278	70,523	85,371
Proceeds from maturities, prepayments and calls of securities available for sale	122,806	167,550	375,723
Proceeds from maturities, prepayments and calls of securities held to maturity	22,317	21,964	0
Purchases of securities available for sale	0	(137,550)	(824,348)
Purchases of securities held to maturity	(1,740)	(2,658)	0
Proceeds from the redemption of Federal Home Loan Bank stock	1,310	774	0
Purchase of Federal Home Loan Bank stock	(478)	0	0
Net increase in portfolio loans (loans originated, net of principal payments)	(361,609)	(606,069)	(205,539)
Proceeds from the sale of portfolio loans	56,561	63,564	10,032
Proceeds from the sale of other real estate and repossessed assets	650	723	1,004
Proceeds from bank-owned life insurance	1,336	433	467
Proceeds from the sale of property and equipment	1,648	1,833	63
Capital expenditures	(6,024)	(5,679)	(5,837)
Net Cash Used In Investing Activities	(162,945)	(424,592)	(563,064)
CASH FLOW FROM FINANCING ACTIVITIES
Net increase in total deposits	243,810	261,979	479,735
Net increase (decrease) in other borrowings	(60,980)	60,997	(3)
Proceeds from Federal Home Loan Bank advances	135,000	290,000	100,000
Payments of Federal Home Loan Bank advances	(110,000)	(295,000)	(100,000)
Dividends paid	(19,327)	(18,565)	(18,155)
Proceeds from issuance of common stock	70	77	61
Repurchase of common stock	(5,157)	(4,010)	(17,269)
Share based compensation withholding obligation	(650)	(620)	(691)
Net Cash Used In Financing Activities	182,766	294,858	443,678
Net Increase (Decrease) in Cash and Cash Equivalents	95,410	(35,102)	(9,232)
Cash and cash equivalents at beginning of year	74,371	109,473	118,705
Cash and cash equivalents at end of year	169,781	74,371	109,473
Cash paid during the year for
Interest	79,101	17,657	8,419
Income taxes	16,100	10,040	14,059
Transfers to other real estate and repossessed assets	783	719	253
Right of use assets obtained in exchange for lease obligations	865	791	283
Transfer of securities available for sale to held to maturity	0	391,618	0
Transfer of mortgage loans to held for sale	$ 0	$ 20,367	$ 34,811